Warrants Liability - Schedule of Roll-Forward of the Balance of Calibration Allowance (Parentheticals) (Details)	Dec. 31, 2025 shares
Schedule of Roll-Forward of the Balance of Calibration Allowance [Abstract]
Calibration Allowance related to warrants outstanding (in Shares)	10,000,000